Commitments and Contingencies - Additional Information (Detail)	12 Months Ended
May. 02, 2015
Minimum
Commitments and Contingencies [Line Items]
Lease contract term	5 years
Lease cancellation period	90 days
Maximum
Commitments and Contingencies [Line Items]
Lease contract term	10 years
Lease cancellation period	120 days